Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Assets That Are Measured at Fair Value on Recurring Basis	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2021 including the fair value hierarchy of the valuation inputs that the Company utilized to determine such fair value.

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account	1	$345,005,244
Liabilities:
Derivative liability – Class K Founder Shares	3	$2,300,000

Summary of Fair Value Measurement Inputs and Valuation Techniques	The key inputs into the Monte-Carlo simulation model for Class K Founder Shares were as follows on the date of issuance and as of June 30, 2021:

Input	January 19 , 2021	June 30, 2021
Risk-free interest rate	1.14%	1.47%
Term to business combination	0.8 years	0.4 years
Expected volatility	22.5%	15.5%
Stock Price	$10.00	$9.89
Dividend yield	0.0%	0.0%

Summary of Changes in the Fair Value Of the Class K Founder Shares Liability
The following table presents a summary of the changes in the fair value of the Class K Founder Shares liability, a Level 3 liability, measured on a recurring basis, as of June 30, 2021:

Class K Founder Shares Derivative Liability
Fair value, January 19 , 2021	$12,150,000
Change in fair value of Class K Founder Shares liability	(9,000,000)

Fair value, March 31, 2021 (unaudited)	3,150,000
Change in fair value of Class K Founder Shares liability	(850,000)

Fair value, June 30, 2021 (audited)	$2,300,000